UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21832

Investment Company Act File Number

Eaton Vance Tax-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Diversified Equity Income Fund

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.1%

Security	Shares	Value
Aerospace & Defense — 2.0%
United Technologies Corp.	317,343	$34,161,974

		$34,161,974

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	244,014	$16,988,255

		$16,988,255

Banks — 5.6%
JPMorgan Chase & Co.	611,155	$39,095,585
PNC Financial Services Group, Inc. (The)	240,624	19,887,574
Wells Fargo & Co.	764,045	36,651,239

		$95,634,398

Beverages — 1.2%
Constellation Brands, Inc., Class A	127,659	$21,016,501

		$21,016,501

Biotechnology — 1.6%
Celgene Corp.(1)	238,885	$26,800,508

		$26,800,508

Capital Markets — 3.3%
Charles Schwab Corp. (The)	1,215,023	$34,530,954
Goldman Sachs Group, Inc. (The)	142,610	22,647,894

		$57,178,848

Chemicals — 1.4%
PPG Industries, Inc.	224,981	$23,557,760

		$23,557,760

Communications Equipment — 1.4%
Cisco Systems, Inc.	765,419	$23,368,242

		$23,368,242

Containers & Packaging — 1.1%
International Paper Co.	431,937	$19,787,034

		$19,787,034

Distributors — 1.1%
LKQ Corp.(1)	545,416	$18,756,856

		$18,756,856

Diversified Telecommunication Services — 3.2%
Verizon Communications, Inc.	532,442	$29,502,611
Zayo Group Holdings, Inc.(1)	910,626	25,770,716

		$55,273,327

Electric Utilities — 1.8%
NextEra Energy, Inc.	245,729	$31,524,573

		$31,524,573

Electrical Equipment — 1.5%
Rockwell Automation, Inc.	229,324	$26,234,666

		$26,234,666

Security	Shares	Value
Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	246,791	$19,871,611

		$19,871,611

Food & Staples Retailing — 1.8%
Kroger Co. (The)	899,915	$30,768,094

		$30,768,094

Food Products — 3.2%
General Mills, Inc.	345,963	$24,871,280
Kellogg Co.	356,496	29,485,784

		$54,357,064

Health Care Equipment & Supplies — 1.2%
Zimmer Biomet Holdings, Inc.	157,604	$20,668,189

		$20,668,189

Health Care Providers & Services — 0.7%
Humana, Inc.	69,507	$11,993,433

		$11,993,433

Household Durables — 2.3%
Newell Brands, Inc.	450,863	$23,652,273
Whirlpool Corp.	82,439	15,857,966

		$39,510,239

Industrial Conglomerates — 4.0%
Danaher Corp.	319,180	$25,994,019
General Electric Co.	1,377,653	42,900,115

		$68,894,134

Insurance — 1.5%
Aflac, Inc.	156,599	$11,318,976
American Financial Group, Inc.	191,963	14,032,495

		$25,351,471

Internet & Catalog Retail — 3.5%
Amazon.com, Inc.(1)	78,402	$59,492,222

		$59,492,222

Internet Software & Services — 6.6%
Alphabet, Inc., Class C(1)	111,372	$85,621,680
Facebook, Inc., Class A(1)	219,143	27,160,583

		$112,782,263

IT Services — 2.8%
Visa, Inc., Class A	613,869	$47,912,475

		$47,912,475

Machinery — 2.1%
Fortive Corp.(1)	560,842	$27,038,193
Komatsu, Ltd.	445,376	8,654,436

		$35,692,629

Media — 1.6%
ITV PLC	3,209,796	$8,322,778
Time Warner, Inc.	252,018	19,317,180

		$27,639,958

Multi-Utilities — 1.6%
Sempra Energy	249,951	$27,964,518

		$27,964,518

Security	Shares	Value
Oil, Gas & Consumable Fuels — 5.5%
Chevron Corp.	330,599	$33,879,785
EOG Resources, Inc.	254,643	20,804,333
Occidental Petroleum Corp.	305,009	22,793,323
Royal Dutch Shell PLC, Class B	669,376	17,804,543

		$95,281,984

Pharmaceuticals — 11.6%
Allergan PLC(1)	165,940	$41,974,523
Bristol-Myers Squibb Co.	425,417	31,825,446
Eli Lilly & Co.	326,560	27,068,558
Johnson & Johnson	408,844	51,199,534
Pfizer, Inc.	803,916	29,656,461
Teva Pharmaceutical Industries, Ltd. ADR	317,148	16,967,418

		$198,691,940

Real Estate Investment Trusts (REITs) — 3.9%
Equity Residential	330,802	$22,491,228
Federal Realty Investment Trust	120,330	20,420,001
Simon Property Group, Inc.	105,520	23,957,261

		$66,868,490

Semiconductors & Semiconductor Equipment — 3.7%
Intel Corp.	736,374	$25,669,998
NXP Semiconductors NV(1)	459,691	38,655,416

		$64,325,414

Software — 3.5%
Microsoft Corp.	1,066,778	$60,464,977

		$60,464,977

Specialty Retail — 4.0%
Home Depot, Inc. (The)	245,527	$33,941,652
Lowe’s Cos., Inc.	310,183	25,521,857
Sally Beauty Holdings, Inc.(1)	293,587	8,610,907

		$68,074,416

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	607,555	$63,313,307

		$63,313,307

Textiles, Apparel & Luxury Goods — 1.6%
NIKE, Inc., Class B	482,954	$26,803,947

		$26,803,947

Tobacco — 2.4%
Altria Group, Inc.	604,761	$40,942,320

		$40,942,320

Total Common Stocks (identified cost $1,507,771,138)		$1,717,948,037

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(2)	$9,958	$9,957,757

Total Short-Term Investments (identified cost $9,957,757)		$9,957,757

Total Investments — 100.7% (identified cost $1,517,728,895)		$1,727,905,794

Call Options Written — (0.6)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	475	$2,100	8/3/16	$(3,505,500)
S&P 500 Index	475	2,135	8/5/16	(1,902,375)
S&P 500 Index	470	2,170	8/10/16	(693,250)
S&P 500 Index	470	2,180	8/12/16	(505,250)
S&P 500 Index	470	2,175	8/17/16	(730,850)
S&P 500 Index	465	2,165	8/19/16	(1,046,250)
S&P 500 Index	470	2,180	8/24/16	(756,700)
S&P 500 Index	465	2,180	8/26/16	(812,178)

Total Call Options Written (premiums received $6,769,698)				$(9,952,353)

Other Assets, Less Liabilities — (0.1)%				$(1,970,599)

Net Assets — 100.0%				$1,715,982,842

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $47,071.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,672,936	JPY	921,127,395	State Street Bank and Trust Company	8/31/16	$—	$(363,411)

Abbreviations:

ADR	-	American Depositary Receipt

Currency Abbreviations:

JPY	-	Japanese Yen

USD	-	United States Dollar

Written options activity for the fiscal year to date ended July 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	4,135	$7,580,439
Options written	38,325	79,424,590
Options terminated in closing purchase transactions	(19,730)	(44,629,278)
Options exercised	(1,915)	(3,180,234)
Options expired	(17,055)	(32,425,819)

Outstanding, end of period	3,760	$6,769,698

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At July 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Equity Price Risk: The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Options Written	$—	$(9,952,353)

Total		$—	$(9,952,353)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$—	$(363,411)

Total		$—	$(363,411)

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,520,111,673

Gross unrealized appreciation	$238,444,610
Gross unrealized depreciation	(30,650,489)

Net unrealized appreciation	$207,794,121

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$231,954,860	$8,322,778	$—	$240,277,638
Consumer Staples	147,083,979	—	—	147,083,979
Energy	97,349,052	17,804,543	—	115,153,595
Financials	245,033,207	—	—	245,033,207
Health Care	258,154,070	—	—	258,154,070
Industrials	173,317,222	8,654,436	—	181,971,658
Information Technology	372,166,678	—	—	372,166,678
Materials	43,344,794	—	—	43,344,794
Telecommunication Services	55,273,327	—	—	55,273,327
Utilities	59,489,091	—	—	59,489,091
Total Common Stocks	$1,683,166,280	$34,781,757 *	$—	$1,717,948,037
Short-Term Investments	$—	$9,957,757	$—	$9,957,757
Total Investments	$1,683,166,280	$44,739,514	$—	$1,727,905,794

Liability Description
Call Options Written	$(9,952,353)	$—	$—	$(9,952,353)
Forward Foreign Currency Exchange Contracts	—	(363,411)	—	(363,411)
Total	$(9,952,353)	$(363,411)	$—	$(10,315,764)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016